BALANCE SHEET COMPONENTS - Schedule of Inventories (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials and supplies		$ 1,913,013	$ 1,973,634
Work-in-process		161,137	158,346
Finished goods		613,786	457,752
Inventories, gross		2,687,936	2,589,732
Less: inventory reserve	$ 0	(1,161,469)	(1,133,457)
Inventories, net		$ 1,526,467	$ 1,456,275